Note 4 - Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule Of Components Of Loss From Discontinued Operations [Table Text Block]
	Three Months Ended March 31 ,
	2016	2015
Revenues	$553,302	$787,628
Operating expenses:
Infrastructure and access	2,523,222	3,697,156
Depreciation	638,681	1,031,510
Network operations	183,583	195,394
Customer support services	69,804	82,312
Sales and marketing	246	43,612
General and administrative	47,333	-
Total operating expenses	3,462,869	5,049,984
Net operating loss	(2,909,567)	(4,262,356)
Gain on sale of assets	1,177,742	-
Net Loss	$(1,731,825)	$(4,262,356)

	Year Ended December 31,
	2015	2014	2013
Revenues	$3,370,181	$3,099,972	$1,540,700
Operating expenses:
Cost of revenues	17,751,033	14,220,122	11,980,097
Depreciation and amortization	4,032,219	3,957,784	3,508,647
Customer support services	710,368	683,208	784,780
Sales and marketing	145,954	229,013	301,578
General and administrative	2,008,211	568,985	668,626
Total operating expenses	24,647,785	19,659,112	17,243,728
Loss from discontinued operations	$(21,277,604)	$(16,559,140)	$(15,703,028)

Discontinued Operation, Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	March 31, 2016	December 31, 2015
Assets:
Accounts receivable, net	$494,768	$715,993
Prepaid expenses and other current assets	-	278,891
Deferred acquisitions costs	-	253,685
Security deposits	231,978	-
Total Current Assets	$726,746	$1,248,569

Liabilities:
Accounts payable	$806,606	$556,800
Accrued expenses	30,000	66,101
Accrued expenses - leases	2,493,586	3,284,467
Total Current Liabilities	$3,330,192	$3,907,368

	As of December 31,
	2015	2014
Assets:
Accounts receivable, net	$715,993	$723,569
Prepaid expenses and other current assets	278,891	612,570
Deferred acquisitions costs	253,685	-
Total Current Assets	$1,248,569	$1,336,139

Long-Term Assets:
Property and equipment	-	3,233,486
Deferred acquisitions costs	-	879,518
Security deposits	-	58,414
Total Long Term Assets	$-	$4,171,418

Liabilities:
Accounts payable	$556,800	$114,042
Accrued expenses	66,101	82,819
Accrued expenses - network	3,284,467	-
Total C urrent Liabilities	$3,907,368	$196,861